Consolidated Statements of Income (Loss) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Interest income	$ 1,549,674	$ 1,773,640	$ 1,739,317
Interest expense	(683,237)	(873,222)	(851,654)
Net interest income	866,437	900,418	887,663
Fee and commission income	204,378	244,196	237,956
Fee and commission expense	(63,379)	(69,792)	(51,827)
Net fee and commission income	140,999	174,404	186,129
Net income from financial operations	110,887	143,634	172,755
Net foreign exchange gain (loss)	(74,464)	27,626	(17,965)
Other operating income	65,578	44,972	26,656
Net operating profit before provision for loan losses	1,109,437	1,291,054	1,255,238
Provision for loan losses	(466,230)	(382,678)	(279,798)
NET OPERATING PROFIT	643,207	908,376	975,440
Personnel salaries and expenses	(292,191)	(298,209)	(294,747)
Administrative expenses	(257,753)	(248,881)	(291,736)
Depreciation and amortization	(126,444)	(127,166)	(86,817)
Impairment	(814,879)	(728)	(28)
Other operating expenses	(90,511)	(61,549)	(68,199)
Total operating expenses	(1,581,778)	(736,533)	(741,527)
TOTAL OPERATING INCOME (LOSS)	(938,571)	171,843	233,913
Income (loss) from investment in associates	(2,794)	532
Operating (loss) income before income taxes	(941,365)	172,375	233,913
Income taxes	115,210	(47,853)	(67,059)
Consolidated income (loss) from continuing operations	(826,155)	124,522	166,854
TOTAL CONSOLIDATED INCOME FOR THE YEAR	(826,155)	124,522	166,854
Attributable to:
Equity holders of the Bank	(808,784)	113,684	171,331
Non-controlling interest	$ (17,371)	$ 10,838	$ (4,477)
Earnings per share attributable to equity holders of the Bank (in Chilean pesos)
Basic earnings (loss) per share	$ (1.578)	$ 0.222	$ 0.334
Diluted earnings (loss) per share	$ (1.578)	$ 0.222	$ 0.334